Commitments and Contingencies (Details Narrative) (10-Q) - USD ($)	Aug. 13, 2013	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Restructuring liability		$ 34,000	$ 39,000	$ 59,000
Dennis Brovarone [Member]
Release agreement payment	$ 91,000
Cash severance payment period	60 months
Monthly installment amount	$ 1,600